Trade receivables - Net	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables - Net

7.	Trade receivables – Net

The average collection period on sales of goods is between 30 and 60 days. No interest is charged on the outstanding accounts receivables from clients. The Company has recognized an allowance for doubtful accounts to show the possible financial loss caused by the inability of customers to make the corresponding payments. Allowances for doubtful accounts are calculated based on several factors including price adjustments, likelihood of recovery, aging and historical experience.

Credit limits and credit scores of customer are reviewed twice a year. On December 31, 2020 and 2019 there were no customers who represent more than 5% of the total balance of trade receivables. The Company does not hold any collateral or other credit enhancements over these balances nor does it have a legal right of offset against any amounts owed by the Company to the counterparty.

Trade receivables disclosed below include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for doubtful debts because there has not been a significant change in credit quality and the amounts are still considered recoverable. The Company does not hold any collateral. In general terms, the accounts receivable does not show impairment.

Age of net receivables that are past due were as follows:

	At December 31,
	2 0 2 0	2 0 1 9

30 - 60 days	$164,646	$279,048
61 - 90 days	22,288	121,790
91 + days	245,420	535,955
Total	$432,354	$936,793

During the years ended December 31, 2020 and 2019, the movement in the allowance for doubtful accounts was as follows:

	2 0 2 0	2 0 1 9

Balance at beginning of year	$237,098	$231,778
Provisions	0	4,529
Cancellation	(415)	(63)
Account recoveries	(1,333)
Translations effects	(1,995)	854
Balance at end of year	$233,355	$237,098

In determining the non-recoverable portion of accounts receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is minimum, due to the fact that the customer base is large and unrelated.

Republic made an agreement with a third party (“buyer”) to carry out a factoring of accounts receivable to customers. It was cancelled with effect from October 31, 2019. In this agreement, the maximum established amount of advances related to the allocation of accounts is USD $ 30 million. The remaining amount between the received and the value of the invoices is kept in reserve by the “buyer”. The payments of the funds retained in reserve minus a discount will be made by the buyer within 4 days after receiving the collection payments related to each assigned account. Said discount will be made on the total of the invoice and is in a range of 1% if the payment is made within 15 days (from the advance date) or up to 3.75% if paid within 90 days and 1% for every additional fifteen days until the account is settled. This discount is recognized as an interest expense in the consolidated statement of comprehensive income.

The purchaser has no recourse against the Company if payments are not received due to insolvency of an account debtor within 120 days of the invoice date. However, while the facility calls for the sale, assignment, transfer and conveyance of all rights, title and interests in the selected accounts receivable, the purchaser may put and charge-back any receivable not paid to the purchaser within 90 days of purchase for any reason besides insolvency of the account debtor. As collateral for the repayment of advances for receivables sold, the purchaser has a priority security interest in all accounts receivable of the Company (as defined by the Uniform Commercial Code of the United States of America).

In 2020, no factoring sale transaction was carried out, (USD $ 11.2 million in 2019). The discount fees incurred by factoring sale transactions were approximately USD $ 0.0 million in 2020 and USD $ 0.3 million in 2019. These fees were included in expenses for interest in the Consolidated comprehensive income statement.